Income tax	3 Months Ended
Apr. 30, 2019
Income Taxes [Abstract]
Income tax
Income tax

	Three months ended April 30, 2019	Three months ended April 30, 2018
	£000s	£000s
Current period research and development tax credit on qualifying expenditure	705	1,036
Tax credit / (expense) related to the US operations	106	(90)
Total current tax	811	946

Release of temporary difference relating to intangible asset	31	—
Total deferred tax	31	—

Total tax credit for the period	842	946

The research and development tax credit is recognized based on management’s estimate of the qualifying expenditure relating to research and development activities carried out by the Group. The UK operations have estimated losses for the year and as such there is no accrued income tax for the period.